UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F Cover Page
Report for the calendar Year or Quarter Ended: 30-Jun-2005
Check here If Amendment [ ]; Amendment Number :
This Amendment (Check only one.) : [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager filing this Report :
Name: IQ Investment Advisors, LLC
Address: 4 World Financial Center
5th Floor
New York, N.Y.10080
13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Hiller
Title: Chief Compliance Officer
Phone: (609) 282-1271
Signature
/S/Jeffrey Hiller
IQ Investment Advisors LLC. 29-Jul-2005

Plainsboro, New Jersey 08536
City, State
Date
IQ Investment Advisors, LLC ("IQ") is an indirect
Subsidiary of Merrill Lynch & Co., Inc. ("ML&Co."). The securities positions of IQ reported herein are also being reported on behalf of ML&Co. which may be deemed to share with IQ investment discretion with respect to such positions.
Report Type (Check only one.) :
[ ] 13F HOLDINGS REPORT.
[ X ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of other Managers Reporting for this Manager:
Merrill Lynch Investment Managers, L.P.
Nuveen Asset Management, Inc.
..
PEA Capital LLC
IQ Investment Advisors LLC. 29-Jul-2005

FORM 13f SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total: 0
Form 13F Information Table Value Total:
(thousands)
List of Other Included Managers:
NONE
IQ Investment Advisors LLC. 29-Jul-2005